Note 4 - Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.	Accrued Expenses

Accrued expenses as shown on the accompanying Condensed Consolidated Balance Sheets are composed of the following as of March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Accrued license fees – current	$3,000,000	$3,000,000
Accrued license fees – noncurrent	2,000,000	2,000,000
Accrued payroll	-	269,000
Other accrued expenses	75,000	108,826
Total accrued expenses	$5,075,000	$5,377,826

4.	Accrued Expenses

Accrued expenses as shown on the accompanying Consolidated Balance Sheets is composed of the following as of December 31, 2021 and 2020:

	2021	2020
Accrued license fees – current	$3,000,000	$-
Accrued license fees – noncurrent	2,000,000	-
Accrued payroll	269,000	279,696
Other accrued expenses	108,826	79,585
Total accrued expenses	$5,377,826	$359,281